JPMorgan Prime Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
IM Shares [Member] | IM
Prospectus [Line Items]
Average Annual Return, Percent	5.33%	2.60%	1.90%